JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

U.S. TREASURY OBLIGATIONS — 32.4%
U.S. Treasury Bonds
7.25%, 8/15/2022	3,935	4,130
7.13%, 2/15/2023	2,500	2,705
5.25%, 11/15/2028	20,000	25,218
1.88%, 2/15/2041	14,500	14,547
3.75%, 11/15/2043	40,000	53,679
3.00%, 5/15/2045	31,000	37,785
2.75%, 11/15/2047	35,000	41,735
2.00%, 2/15/2050	35,000	36,570
1.25%, 5/15/2050	10,000	8,746
U.S. Treasury Inflation Indexed Bonds
1.38%, 2/15/2044	27,500	46,863
U.S. Treasury Notes
2.00%, 11/30/2022	100,000	101,726
2.63%, 2/28/2023	25,000	25,712
2.13%, 11/30/2023	65,000	67,023
0.38%, 8/15/2024	10,000	9,898
2.25%, 11/15/2024	35,000	36,452
1.13%, 2/28/2025	25,000	25,171
0.50%, 3/31/2025	50,000	49,307
0.38%, 4/30/2025	40,000	39,227
2.00%, 8/15/2025	20,000	20,723
1.63%, 2/15/2026	20,000	20,445
1.13%, 2/28/2027	65,000	64,832
0.63%, 3/31/2027	30,000	29,140
2.25%, 8/15/2027	30,000	31,654
0.63%, 12/31/2027	30,000	28,840
1.25%, 4/30/2028	11,120	11,072
1.50%, 2/15/2030	25,000	25,233
0.63%, 5/15/2030	40,000	37,545

TOTAL U.S. TREASURY OBLIGATIONS (Cost $862,587)		895,978

MORTGAGE-BACKED SECURITIES — 25.1%
FHLMC
Pool # 611141, ARM, 2.23%, 1/1/2027(a)	25	25
Pool # 846812, ARM, 2.37%, 4/1/2030(a)	3	3
Pool # 1G2627, ARM, 1.94%, 3/1/2037(a)	196	201
FHLMC Gold Pools, 20 Year
Pool # C90830, 4.50%, 5/1/2024	28	30
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	9	10
Pool # G00229, 8.50%, 5/1/2024	2	2
Pool # C00354, 8.50%, 7/1/2024	4	4
Pool # C00376, 8.00%, 11/1/2024	5	5
Pool # C00418, 7.00%, 8/1/2025	1	1
Pool # C00414, 7.50%, 8/1/2025	6	7
Pool # D63303, 7.00%, 9/1/2025	2	2
Pool # G00981, 8.50%, 7/1/2028	9	10
Pool # C00742, 6.50%, 4/1/2029	63	70
Pool # C00785, 6.50%, 6/1/2029	20	22
Pool # C47318, 7.00%, 9/1/2029	244	269
Pool # C01292, 6.00%, 2/1/2032	26	30
Pool # A16155, 5.50%, 11/1/2033	53	59
Pool # C03589, 4.50%, 10/1/2040	415	461
Pool # Q41177, 3.50%, 6/1/2046	13,118	14,123
Pool # G61334, 4.00%, 3/1/2047	3,356	3,696
Pool # Q54902, 4.00%, 3/1/2048	3,874	4,135
Pool # Q54950, 4.00%, 3/1/2048	5,321	5,788
Pool # Q59727, 4.00%, 11/1/2048	5,351	5,842
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	1,407	1,481
Pool # RA2675, 2.00%, 6/1/2050	15,734	15,757
Pool # RA2484, 3.00%, 6/1/2050	5,993	6,262
Pool # RA2904, 3.00%, 6/1/2050	9,912	10,359
Pool # RA2970, 2.50%, 7/1/2050	10,691	11,002
Pool # QB2020, 2.50%, 8/1/2050	6,639	6,829
Pool # QB3756, 2.50%, 9/1/2050	18,256	18,953
Pool # QC6209, 2.50%, 8/1/2051	6,027	6,184
Pool # QC7451, 2.00%, 9/1/2051	14,245	14,276
FNMA
Pool # 620061, ARM, 1.47%, 11/1/2027(a)	15	15
Pool # 89406, ARM, 1.63%, 6/1/2029(a)	4	4
Pool # 563497, ARM, 1.47%, 11/1/2040(a)	15	15

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	375	397
Pool # FM4449, 3.00%, 12/1/2034	12,245	12,910
Pool # CA7114, 2.50%, 9/1/2035	19,513	20,521
FNMA UMBS, 20 Year
Pool # 762498, 5.00%, 11/1/2023	48	52
FNMA UMBS, 30 Year
Pool # 190257, 7.00%, 2/1/2024	5	5
Pool # 315500, 7.00%, 8/1/2025	8	8
Pool # 250575, 6.50%, 6/1/2026	8	9
Pool # 483802, 5.50%, 2/1/2029	103	117
Pool # 524949, 7.50%, 3/1/2030	11	11
Pool # 545639, 6.50%, 4/1/2032	114	132
Pool # 702435, 5.50%, 5/1/2033	635	727
Pool # 709441, 5.50%, 7/1/2033	212	241
Pool # 730711, 5.50%, 8/1/2033	348	399
Pool # 743127, 5.50%, 10/1/2033	281	324
Pool # 747628, 5.00%, 11/1/2033	604	687
Pool # 753662, 5.50%, 12/1/2033	384	444
Pool # 755615, 5.50%, 1/1/2034	424	491
Pool # 811755, 7.00%, 3/1/2035	900	1,071
Pool # 845834, 5.50%, 10/1/2035	247	278
Pool # 888201, 5.50%, 2/1/2036	104	120
Pool # 831409, 5.50%, 4/1/2036	519	593
Pool # 867420, 5.50%, 5/1/2036	249	285
Pool # 745802, 6.00%, 7/1/2036	517	606
Pool # 969708, 4.50%, 3/1/2038	39	42
Pool # AE1216, 3.50%, 1/1/2041	957	1,034
Pool # AE1260, 3.50%, 8/1/2041	554	598
Pool # AB5378, 3.50%, 5/1/2042	2,084	2,251
Pool # AO6710, 4.00%, 6/1/2042	2,918	3,243
Pool # AR5147, 3.00%, 3/1/2043	2,139	2,274
Pool # AT8192, 4.00%, 6/1/2043	1,668	1,830
Pool # AS1112, 4.00%, 11/1/2043	4,424	4,869
Pool # BM1109, 4.00%, 10/1/2044	3,221	3,577
Pool # AS4073, 4.00%, 12/1/2044	1,914	2,110
Pool # AL8660, 4.00%, 6/1/2045	4,843	5,377
Pool # AS5648, 3.50%, 7/1/2045	2,207	2,384
Pool # AS6208, 3.50%, 10/1/2045	1,087	1,172
Pool # AS6344, 3.50%, 12/1/2045	2,600	2,808
Pool # BM5560, 4.00%, 1/1/2046	9,423	10,465
Pool # AL8030, 4.00%, 2/1/2046	2,927	3,224
Pool # AX5520, 3.00%, 5/1/2046	1,084	1,153
Pool # AX5546, 3.00%, 9/1/2046	1,413	1,502
Pool # AX5547, 3.50%, 9/1/2046	1,848	1,988
Pool # BM3744, 4.00%, 3/1/2047	9,557	10,615
Pool # BM1049, 4.00%, 4/1/2047	8,577	9,310
Pool # CA0411, 4.00%, 9/1/2047	6,313	6,997
Pool # CA0861, 3.50%, 11/1/2047	4,161	4,494
Pool # BJ1666, 4.00%, 12/1/2047	5,293	5,754
Pool # BM3477, 4.00%, 1/1/2048	5,092	5,540
Pool # CA1006, 4.00%, 1/1/2048	6,089	6,678
Pool # CA1361, 3.50%, 2/1/2048	3,221	3,478
Pool # BD9074, 3.50%, 3/1/2048	1,274	1,376
Pool # BJ4640, 4.00%, 3/1/2048	2,200	2,392
Pool # BD9078, 4.00%, 4/1/2048	2,368	2,609
Pool # BD9077, 3.50%, 5/1/2048	777	833
Pool # BD9083, 4.00%, 7/1/2048	2,784	3,067
Pool # CA2489, 4.50%, 10/1/2048	2,000	2,144
Pool # BN7416, 3.50%, 9/1/2049	2,760	2,990

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BO1418, 3.50%, 9/1/2049	3,350		3,521
Pool # BO1427, 3.50%, 9/1/2049	4,627		4,865
Pool # CA4431, 3.50%, 10/1/2049	5,598		5,884
Pool # MA3803, 3.50%, 10/1/2049	2,745		2,881
Pool # FM2014, 3.00%, 11/1/2049	9,660		10,168
Pool # BN0803, 3.50%, 12/1/2049	1,981		2,083
Pool # MA3872, 3.50%, 12/1/2049	2,737		2,876
Pool # BN0807, 3.50%, 1/1/2050	761		800
Pool # FM2437, 3.00%, 2/1/2050	12,790		13,401
Pool # CA6144, 2.50%, 6/1/2050	16,346		16,778
Pool # BP7345, 3.00%, 6/1/2050	15,142		15,844
Pool # BP9369, 2.00%, 7/1/2050	8,562		8,574
Pool # CA6322, 2.50%, 7/1/2050	13,711		14,071
Pool # BQ1645, 2.50%, 8/1/2050	8,332		8,574
Pool # BQ1911, 2.00%, 10/1/2050	4,986		5,007
Pool # BQ2999, 2.50%, 10/1/2050	8,544		8,796
Pool # BQ6051, 2.50%, 10/1/2050	8,106		8,339
Pool # BQ6118, 2.50%, 10/1/2050	8,931		9,168
FNMA, Other
Pool # AM8674, 2.81%, 4/1/2025	6,500		6,820
Pool # AM4660, 3.77%, 12/1/2025	4,131		4,488
Pool # AN0571, 3.10%, 1/1/2026	6,500		6,956
Pool # AL8963, 3.03%, 5/1/2026(a)	2,305		2,441
Pool # AM6381, 3.29%, 8/1/2026	9,786		10,520
Pool # AM7199, 3.30%, 11/1/2026	3,000		3,246
Pool # AL9769, 2.64%, 12/1/2026(a)	6,475		6,804
Pool # AN4635, 3.01%, 2/1/2027	6,750		7,233
Pool # FN0040, 3.05%, 6/1/2027(a)	2,848		3,059
Pool # AN6800, 2.97%, 9/1/2027	3,389		3,641
Pool # AN6825, 2.80%, 10/1/2027	3,995		4,261
Pool # AN9486, 3.57%, 6/1/2028	12,449		13,922
Pool # 405220, 6.00%, 9/1/2028	4		5
Pool # BL0550, 3.77%, 11/1/2028	2,660		3,005
Pool # AN3908, 3.12%, 1/1/2029	8,053		8,802
Pool # BL1950, 3.47%, 3/1/2029	12,718		13,769
Pool # AN8493, 3.30%, 2/1/2030	4,782		5,207
Pool # BM5425, 3.15%, 3/1/2030(a)	3,481		3,835
Pool # BL9023, 1.22%, 11/1/2030	20,475		19,687
Pool # BL4576, 2.70%, 10/1/2031	15,000		16,162
Pool # AN8412, 3.39%, 2/1/2033	4,480		5,025
Pool # AN8464, 3.33%, 3/1/2033	6,462		7,215
Pool # BS3202, 1.94%, 9/1/2033	4,984		5,031
Pool # BL2944, 3.19%, 7/1/2034	1,700		1,910
Pool # BL3288, 2.52%, 9/1/2034	12,000		12,637
Pool # BL4331, 2.41%, 10/1/2034	15,979		16,634
Pool # BS2718, 1.95%, 8/1/2036	10,450		10,277
Pool # BL4215, 2.56%, 9/1/2036	7,103		7,540
Pool # BL7125, 2.04%, 6/1/2037	8,360		8,271
GNMA I, 30 Year
Pool # 321560, 8.00%, 7/15/2022	1		1
Pool # 337141, 7.50%, 8/15/2022	1		1
Pool # 339969, 7.00%, 12/15/2022	—	(b)	—	(b)
Pool # 332022, 7.00%, 1/15/2023	1		1
Pool # 346572, 7.00%, 5/15/2023	—	(b)	—	(b)
Pool # 349788, 6.50%, 6/15/2023	—	(b)	—	(b)
Pool # 358801, 7.50%, 6/15/2023	3		3
Pool # 359588, 7.50%, 6/15/2023	2		2
Pool # 322200, 6.50%, 7/15/2023	4		4
Pool # 346673, 7.00%, 7/15/2023	—	(b)	—	(b)
Pool # 354538, 7.00%, 7/15/2023	—	(b)	—	(b)

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 360889, 7.00%, 7/15/2023	1		1
Pool # 344505, 6.50%, 8/15/2023	1		1
Pool # 356717, 6.50%, 8/15/2023	1		1
Pool # 345375, 6.50%, 9/15/2023	4		5
Pool # 345391, 6.50%, 10/15/2023	1		1
Pool # 354681, 8.00%, 10/15/2023	3		3
Pool # 370927, 6.50%, 11/15/2023	—	(b)	—	(b)
Pool # 346944, 6.50%, 12/15/2023	—	(b)	—	(b)
Pool # 349265, 6.50%, 12/15/2023	4		5
Pool # 365740, 6.50%, 12/15/2023	1		1
Pool # 369830, 6.50%, 12/15/2023	—	(b)	—	(b)
Pool # 370289, 6.50%, 12/15/2023	—	(b)	—	(b)
Pool # 354747, 6.50%, 2/15/2024	24		27
Pool # 362341, 6.50%, 2/15/2024	14		15
Pool # 370338, 6.50%, 2/15/2024	—	(b)	—	(b)
Pool # 379328, 7.00%, 3/15/2024	1		1
Pool # 391552, 7.00%, 3/15/2024	22		22
Pool # 780029, 9.00%, 11/15/2024	—	(b)	—	(b)
Pool # 401860, 7.50%, 6/15/2025	1		1
Pool # 377557, 8.00%, 7/15/2025	5		5
Pool # 422308, 7.50%, 3/15/2026	7		8
Pool # 412644, 8.00%, 7/15/2026	3		3
Pool # 436445, 8.00%, 8/15/2026	—	(b)	—	(b)
Pool # 432398, 7.50%, 3/15/2027	10		10
Pool # 472679, 7.00%, 6/15/2028	—	(b)	—	(b)
Pool # 784010, 4.00%, 3/15/2045	428		504
Pool # 626938, 4.00%, 4/15/2045	239		270
Pool # 784041, 4.00%, 8/15/2045	2,955		3,463
Pool # 784208, 4.00%, 7/15/2046	4,129		4,568
Pool # 784897, 2.50%, 10/15/2049	9,277		9,761
Pool # BU5359, 3.00%, 4/15/2050	14,709		15,352
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	8		9
Pool # 2344, 8.00%, 12/20/2026	12		13
Pool # 2512, 8.00%, 11/20/2027	31		34
Pool # CH2211, 3.50%, 9/20/2051	12,364		13,403

TOTAL MORTGAGE-BACKED SECURITIES (Cost $683,284)			694,070

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.3%
FHLMC, REMIC
Series 1343, Class LA, 8.00%, 8/15/2022	1		1
Series 1367, Class K, 5.50%, 9/15/2022	10		10
Series 2688, Class DG, 4.50%, 10/15/2023	58		59
Series 1785, Class A, 6.00%, 10/15/2023	200		208
Series 1591, Class E, 10.00%, 10/15/2023	4		4
Series 1633, Class Z, 6.50%, 12/15/2023	36		37
Series 1694, Class PK, 6.50%, 3/15/2024	21		22
Series 3798, Class AY, 3.50%, 1/15/2026	1,260		1,316
Series 3809, Class BC, 3.50%, 2/15/2026	1,017		1,062
Series 4181, Class VA, 3.00%, 5/15/2026	642		643
Series 3188, Class GE, 6.00%, 7/15/2026	456		491
Series 3926, Class MW, 4.50%, 9/15/2026	3,607		3,831
Series 1999, Class PU, 7.00%, 10/15/2027	27		30
Series 2031, Class PG, 7.00%, 2/15/2028	62		70
Series 2035, Class PC, 6.95%, 3/15/2028	188		209
Series 2064, Class PD, 6.50%, 6/15/2028	113		127
Series 2095, Class PE, 6.00%, 11/15/2028	89		98
Series 4314, Class DY, 3.50%, 3/15/2029	1,450		1,559

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4336, Class YB, 3.00%, 5/15/2029	2,624		2,724
Series 2152, Class BD, 6.50%, 5/15/2029	36		40
Series 2162, Class TH, 6.00%, 6/15/2029	218		241
Series 3737, Class DG, 5.00%, 10/15/2030	836		882
Series 3981, Class PA, 3.00%, 4/15/2031	3,590		3,686
Series 2367, Class ME, 6.50%, 10/15/2031	170		189
Series 2647, Class A, 3.25%, 4/15/2032	70		73
Series 2480, Class EJ, 6.00%, 8/15/2032	183		199
Series 4156, Class SB, IF, 5.36%, 1/15/2033(a)	751		799
Series 4170, Class TS, IF, 5.87%, 2/15/2033(a)	3,868		3,894
Series 4186, Class JE, 2.00%, 3/15/2033	8,087		8,228
Series 4188, Class JG, 2.00%, 4/15/2033	5,156		5,260
Series 4206, Class DA, 2.00%, 5/15/2033	3,848		3,932
Series 2611, Class QZ, 5.00%, 5/15/2033	1,948		2,133
Series 2882, Class QD, 4.50%, 7/15/2034	169		175
Series 2927, Class GA, 5.50%, 10/15/2034	6		6
Series 4429, Class HB, 3.00%, 1/15/2035	6,293		6,754
Series 2915, Class MU, 5.00%, 1/15/2035	1,264		1,413
Series 5000, Class CB, 1.25%, 1/25/2035	6,871		6,819
Series 4448, Class DY, 3.00%, 3/15/2035	5,542		5,923
Series 4458, Class BW, 3.00%, 4/15/2035	10,000		10,592
Series 3085, Class VS, HB, IF, 28.36%, 12/15/2035(a)	219		340
Series 3181, Class OP, PO, 7/15/2036	775		705
Series 4867, Class WF, 0.49%, 4/15/2037(a)	6,970		7,044
Series 3413, Class B, 5.50%, 4/15/2037	296		331
Series 3325, Class JL, 5.50%, 6/15/2037	1,976		2,249
Series 3341, Class PE, 6.00%, 7/15/2037	1,284		1,476
Series 4365, Class HZ, 3.00%, 1/15/2040	4,815		5,051
Series 3699, Class QH, 5.50%, 7/15/2040	1,381		1,515
Series 3772, Class PE, 4.50%, 12/15/2040	4,297		4,692
Series 4047, Class PB, 3.50%, 1/15/2041	4,495		4,617
Series 3927, Class PC, 4.50%, 9/15/2041	3,970		4,464
Series 4002, Class CY, 3.50%, 2/15/2042	4,819		5,321
Series 4039, Class SA, IF, IO, 6.41%, 5/15/2042(a)	3,572		616
Series 4061, Class LB, 3.50%, 6/15/2042	3,570		3,973
Series 4062, Class GY, 4.00%, 6/15/2042	6,109		6,969
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000		4,943
Series 4091, Class PB, 2.00%, 8/15/2042	3,673		3,592
Series 4122, Class PY, 3.00%, 10/15/2042	3,000		3,192
Series 4394, Class PL, 3.50%, 10/15/2044	5,000		5,553
Series 4594, Class GN, 2.50%, 2/15/2045	2,575		2,660
Series 4606, Class KP, 2.50%, 7/15/2046	15,150		15,674
Series 4748, Class HE, 3.00%, 1/15/2048	6,567		6,915
Series 4974, Class PH, 1.50%, 6/25/2048	2,386		2,390
Series 4933, Class PA, 2.50%, 10/25/2049	7,704		7,934
Series 4937, Class MD, 2.50%, 10/25/2049	30,186		31,163
Series 4925, Class PA, 3.00%, 10/25/2049	13,401		13,899
Series 5072, Class QC, 1.00%, 10/25/2050	9,256		8,938
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	4		—	(b)
Series 264, Class 30, 3.00%, 7/15/2042	4,505		4,672
Series 267, Class 30, 3.00%, 8/15/2042	2,630		2,697
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	1,104		1,300
Series T-56, Class A, PO, 5/25/2043	641		637
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	952		1,164
FNMA, Grantor Trust, Whole Loan
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	198		227
FNMA, REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	—	(b)	—	(b)
Series 1993-146, Class E, PO, 5/25/2023	6		6

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1993-110, Class H, 6.50%, 5/25/2023	8	8
Series 1993-217, Class H, PO, 8/25/2023	1	1
Series 1993-205, Class H, PO, 9/25/2023	1	1
Series 1993-228, Class G, PO, 9/25/2023	2	2
Series 1993-155, Class PJ, 7.00%, 9/25/2023	144	150
Series 2003-128, Class DY, 4.50%, 1/25/2024	255	262
Series 1994-51, Class PV, 6.00%, 3/25/2024	213	223
Series 1994-37, Class L, 6.50%, 3/25/2024	50	52
Series 2010-117, Class DY, 4.50%, 10/25/2025	4,955	5,183
Series 2010-155, Class B, 3.50%, 1/25/2026	2,146	2,234
Series 1998-58, Class PC, 6.50%, 10/25/2028	236	264
Series 2000-8, Class Z, 7.50%, 2/20/2030	98	112
Series 2002-92, Class FB, 0.74%, 4/25/2030(a)	232	234
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	135	18
Series 2003-67, Class SA, HB, IF, 44.90%, 10/25/2031(a)	41	65
Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500	12,204
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	6,178
Series 2013-50, Class YO, PO, 1/25/2033	2,290	2,021
Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,116	1,211
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,617
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	4,122
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,926
Series 2004-46, Class QD, HB, IF, 23.63%, 3/25/2034(a)	241	291
Series 2004-54, Class FL, 0.49%, 7/25/2034(a)	515	520
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	6,380
Series 2005-22, Class EH, 5.00%, 4/25/2035	2,132	2,406
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	4,433
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	5,045
Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429	4,647
Series 2005-58, Class EP, 5.50%, 7/25/2035	224	249
Series 2006-3, Class SB, IF, IO, 6.61%, 7/25/2035(a)	907	70
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	6,248
Series 2005-83, Class LA, 5.50%, 10/25/2035	353	392
Series 2005-116, Class PC, 6.00%, 1/25/2036	1,613	1,796
Series 2006-51, Class FP, 0.44%, 3/25/2036(a)	1,823	1,831
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	5,069
Series 2006-81, Class FA, 0.44%, 9/25/2036(a)	27	27
Series 2006-110, PO, 11/25/2036	275	255
Series 2007-76, Class PE, 6.00%, 8/25/2037	846	977
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,983	2,235
Series 2010-68, Class EP, 4.50%, 12/25/2039	334	344
Series 2010-11, Class CB, 4.50%, 2/25/2040	107	117
Series 2010-4, Class SL, IF, 11.38%, 2/25/2040(a)	46	58
Series 2012-115, Class ME, 1.75%, 3/25/2042	3,030	3,068
Series 2012-60, Class EP, 3.00%, 4/25/2042	1,115	1,160
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	6,304
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,436
Series 2012-139, Class JA, 3.50%, 12/25/2042	3,780	4,075
Series 2013-128, Class AO, PO, 12/25/2043	5,810	5,196
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	12,525
Series 2016-45, Class PC, 3.00%, 9/25/2045	7,529	7,812
Series 2016-38, Class NA, 3.00%, 1/25/2046	8,773	9,289
Series 2019-71, Class CA, 2.50%, 7/25/2046	14,624	15,095
Series 2019-38, Class PC, 3.00%, 2/25/2048	8,270	8,630
Series 2019-65, Class PA, 2.50%, 5/25/2048	9,744	10,021
Series 2019-42, Class KA, 3.00%, 7/25/2049	14,285	14,812
Series 2019-81, Class JA, 2.50%, 9/25/2049	13,073	13,502
Series 2019-77, Class ZL, 3.00%, 1/25/2050	26,478	27,502

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-12, Class JC, 2.00%, 3/25/2050	28,811	29,240
Series 2021-4, Class GD, 1.00%, 2/25/2051	9,083	8,804
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	55	61
Series 2002-W7, Class A4, 6.00%, 6/25/2029	624	706
Series 2003-W1, Class 1A1, 5.04%, 12/25/2042(a)	363	391
Series 2003-W1, Class 2A, 5.49%, 12/25/2042(a)	200	218
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,189	1,392
Series 2009-W1, Class A, 6.00%, 12/25/2049	451	500
FNMA, REMIC, Whole Loan
Series 2009-89, Class A1, 5.41%, 5/25/2035	101	104
FNMA, STRIPS
Series 278, Class 3, 0.85%, 11/25/2023(a)	42	42
Series 278, Class 1, 0.78%, 8/25/2025(a)	229	231
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	1,652	1,799
Series 2008-15, Class NB, 4.50%, 2/20/2038	275	296
Series 2008-40, Class SA, IF, IO, 6.31%, 5/16/2038(a)	1,723	285
Series 2009-42, Class TX, 4.50%, 6/20/2039	4,502	4,822
Series 2009-69, Class WM, 5.50%, 8/20/2039	1,237	1,384
Series 2011-29, Class Z, 5.00%, 5/20/2040	17,098	19,305
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,919
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058‡	2,073	2,237
Series 2020-1, Class M55G, 3.00%, 8/25/2059	17,062	17,734

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $543,984)		561,033

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.3%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	5,145	5,341
Series K046, Class A2, 3.21%, 3/25/2025	6,026	6,399
Series K048, Class A2, 3.28%, 6/25/2025(a)	6,500	6,933
Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,728
Series K052, Class A2, 3.15%, 11/25/2025	6,716	7,167
Series K734, Class A2, 3.21%, 2/25/2026	5,060	5,396
Series K067, Class A2, 3.19%, 7/25/2027	6,558	7,148
Series K069, Class A2, 3.19%, 9/25/2027(a)	3,000	3,275
Series K087, Class A1, 3.59%, 10/25/2027	5,059	5,475
Series K086, Class A1, 3.67%, 12/25/2027	2,557	2,772
Series W5FX, Class AFX, 3.34%, 4/25/2028(a)	3,436	3,755
Series K078, Class A2, 3.85%, 6/25/2028	5,779	6,577
Series K081, Class A2, 3.90%, 8/25/2028(a)	9,055	10,349
Series K086, Class A2, 3.86%, 11/25/2028(a)	7,320	8,360
Series K088, Class A2, 3.69%, 1/25/2029	8,700	9,858
Series K158, Class A1, 3.90%, 7/25/2030	8,932	10,137
Series K-1511, Class A1, 3.28%, 10/25/2030	9,428	10,286
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	11,494
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	11,014
Series Q007, Class APT2, 3.30%, 10/25/2047(a)	3,855	4,009
Series Q013, Class APT2, 1.25%, 5/25/2050(a)	13,491	13,271
FNMA ACES
Series 2015-M13, Class A2, 2.80%, 6/25/2025(a)	3,817	3,987
Series 2016-M1, Class A2, 2.94%, 1/25/2026(a)	17,915	18,929
Series 2017-M3, Class A2, 2.55%, 12/25/2026(a)	5,601	5,862
Series 2017-M4, Class A2, 2.64%, 12/25/2026(a)	5,794	6,093
Series 2017-M7, Class A2, 2.96%, 2/25/2027(a)	4,394	4,673
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	12,000	12,923
Series 2018-M4, Class A2, 3.16%, 3/25/2028(a)	13,920	15,053
Series 2018-M8, Class A2, 3.44%, 6/25/2028(a)	9,930	10,920
Series 2019-M1, Class A2, 3.67%, 9/25/2028(a)	10,615	11,898

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-M2, Class A2, 3.75%, 11/25/2028(a)	13,500	15,025
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,720	9,612
Series 2019-M25, Class A2, 2.33%, 11/25/2029(a)	14,000	14,651
Series 2020-M8, Class A2, 1.82%, 2/25/2030	9,700	9,758
Series 2019-M21, Class 2A2, 2.35%, 2/25/2031	17,000	17,607
Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,541
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	5,772
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,965	18,062
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	14,485
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	11,055

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $350,653)		367,650

U.S. GOVERNMENT AGENCY SECURITIES — 3.9%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	11,996
3.33%, 4/28/2037	15,000	17,559
FNMA
6.25%, 5/15/2029	10,000	13,342
DN, 5.36%, 5/15/2030(c)	10,000	8,768
FNMA, STRIPS
19.00%, 5/29/2026(c)	9,200	8,704
2.68%, 10/8/2027(c)	8,000	7,379
Resolution Funding Corp. STRIPS
DN, 21.88%, 4/15/2028(c)	15,000	13,680
DN, 5.98%, 1/15/2030(c)	15,700	13,803
DN, 21.06%, 4/15/2030(c)	5,000	4,370
Tennessee Valley Authority
0.75%, 5/15/2025	7,000	6,943

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $90,479)		106,544

ASSET-BACKED SECURITIES — 1.1%
FNMA, Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027 (Cost $29,009)	28,905	30,694

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 3.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(d)(e) (Cost $103,755)	103,755	103,755

Total Investments — 99.9% (Cost $2,663,751)		2,759,724
Other Assets Less Liabilities — 0.1%		1,580

Net Assets — 100.0%		2,761,304

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the effective yield as of November 30, 2021.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board. A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$30,694	$—	$30,694
Collateralized Mortgage Obligations	—	558,796	2,237	561,033
Commercial Mortgage-Backed Securities	—	367,650	—	367,650
Mortgage-Backed Securities	—	694,070	—	694,070
U.S. Government Agency Securities	—	106,544	—	106,544
U.S. Treasury Obligations	—	895,978	—	895,978
Short-Term Investments
Investment Companies	103,755	—	—	103,755

Total Investments in Securities	$103,755	$2,653,732	$2,237	$2,759,724

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$160,519	$445,890	$502,654	$—	$—	$103,755	103,755	$9	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.